Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Values of Options Based on Stock Price at Grant Date and Assumptions

The expected term is based on the period of time that options granted are expected to be outstanding based on historical experience.

	2012	2011	2010
Risk-free interest rate	.74%	2.22%	2.48%
Expected volatility	47%	45%	44%
Expected dividend yield	3.8%	2.8%	2.5%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$12.67	$16.45	$11.95

Summary of Activity under Company's Stock Plans

A summary of activity under the Company’s stock plans is presented below:

	2012	2011	2010
Intrinsic value of options exercised	$15.4	$13.5	$33.7
Cash received from stock option exercises	13.9	10.9	22.0
Tax benefit related to stock option exercises	4.4	4.7	10.8
Stock based compensation	13.9	13.8	8.5
Tax benefit related to stock based compensation	5.2	5.2	3.2

Stock Option Activity

The summary of options as of December 31, 2012 and changes during the year then ended is presented below:

	NUMBER OF SHARES	EXERCISE PRICE*	REMAINING CONTRACTUAL LIFE IN YEARS*	AGGREGATE INTRINSIC VALUE
Options outstanding at January 1	4,975,300	$35.53
Granted	947,000	43.24
Exercised	(664,800)	20.84
Cancelled	(214,700)	43.89

Options outstanding at December 31	5,042,800	$38.56	5.90	$33.7

Vested and expected to vest	4,833,600	$38.17	5.77	$36.5

Exercisable	2,803,700	$35.23	4.08	$26.5

*	Weighted Average

Summary of Nonvested Restricted Shares Activity

The summary of nonvested restricted shares as of December 31, 2012 and changes during the year then ended is presented below:

NONVESTED SHARES	NUMBER OF SHARES	GRANT DATE FAIR VALUE*
Nonvested awards outstanding at January 1	153,900	$43.72
Granted	113,800	42.14
Vested	(74,400)	42.61
Forfeited	(41,200)	45.58

Nonvested awards outstanding at December 31	152,100	$43.68

*	Weighted Average